STOCK OPTION PLAN (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Nov. 04, 2012	Jul. 15, 2012	Dec. 31, 2011
Incentive Distribution Max	10,742,127
Options To Purchase Awarded		1,200,000	1,248,000
Options Contractual Life	10 years
Fair Value Assumptions, Expected Term	4 years
Unrecognized Compensation Costs	$ 704,553
Weighted Average Period Of Unrecognized Compensation Cost	2 years
weighted-average fair value	$ 0.0237			$ 0.0237